Other non-current assets	12 Months Ended
Dec. 31, 2012
Other non-current assets [Abstract]
Other non-current assets	Note 12 – Other non-current assets
(In US$ millions)	December 31, 2012	December 31, 2011

Deferred charges – long-term portion	9.0	14.1
Other	0.2	0.1
Total other non-current assets	9.2	14.2